Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PROPOSAL #2: ADVISORY VOTE ON EXECUTIVE COMPENSATION

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation S‑K, the Company is providing the following pay versus performance table and related information which sets forth information concerning the compensation of the Company’s principal executive officer (“PEO”), Scott Montross, the President and CEO, and other NEOs for each of the years ended December 31, 2024, 2023, 2022, 2021, and 2020. The Company’s Compensation Committee does not directly use the information in this table or the related disclosures when making compensation decisions. For information regarding the Company’s pay-for-performance philosophy and how the Compensation Committee makes its decisions about NEO pay each year, refer to “Executive Compensation Discussion and Analysis” on page 32.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2)	Total Shareholder Return (3)	Peer Group Total Shareholder Return (3) (4)	Net Income (in thousands)	Net Income Before Income Tax (in thousands)	EBITDA Margin (5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(Supplemental)
2024	$3,168,871	$4,862,401	$1,192,294	$1,765,030	$144.88	$176.10	$34,206	$42,371	13.6%
2023	2,414,324	2,096,903	931,155	840,299	90.84	139.43	21,072	29,279	11.4
2022	2,534,019	3,018,741	976,283	1,114,471	101.17	110.84	31,149	41,350	13.6
2021	1,943,875	1,852,570	758,955	723,332	95.47	135.23	11,523	15,158	9.5
2020	1,962,273	2,352,277	675,609	757,896	84.96	114.68	19,050	25,634	14.4

(1)

SEC rules require certain adjustments be made to the Summary Compensation table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments for 2024:

PEO Total Compensation Amount	$ 3,168,871	$ 2,414,324	$ 2,534,019	$ 1,943,875	$ 1,962,273
PEO Actually Paid Compensation Amount	$ 4,862,401	2,096,903	3,018,741	1,852,570	2,352,277
Adjustment To PEO Compensation, Footnote
Compensation Adjustments	PEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$3,168,871	$1,192,294
Subtract Stock Awards Included in Summary Compensation Table Total	(1,075,635)	(373,625)
Add Year-End Value of Equity Awards Granted in the Covered Year	1,867,298	648,610
Change in Value of Equity Awards Granted in Prior Years	792,335	265,170
Change in Value of Equity Awards Vested in the Covered Year	109,532	32,581
Compensation Actually Paid	$4,862,401	$1,765,030

(2)	The Non-PEO NEOs whose compensation amounts are included for each year are as follows:
•	2022, 2023 and 2024:	Aaron Wilkins, Miles Brittain, Eric Stokes, and Michael Wray
•	2021:	Aaron Wilkins, William Smith, Miles Brittain, and Eric Stokes
•	2020:	Aaron Wilkins, William Smith, Miles Brittain, Eric Stokes, and Robin Gantt. In 2020, Robin Gantt retired as CFO, and Aaron Wilkins was appointed to that position, resulting in five Non-PEO NEOs included in average compensation.
(3)	The Company’s total shareholder return (“TSR”) and the peer group TSR for each applicable year is calculated based on a fixed investment of $100 on December 31, 2019 on the same cumulative basis as is used in Item 201(e) of Regulation S‑K.

| Notice and Proxy Statement | 2025

(4)

Peer group TSR is weighted according to the respective companies’ stock market capitalization at the beginning of the measurement period, which is December 31, 2019 for each year in the table. The Peer Group reflected in this table, which is used in the Company’s stock performance chart in Part II, Item 5 of its 2024 Annual Report to Shareholders, includes: Badger Meter, Inc., Concrete Pumping Holdings, Inc., DMC Global Inc., Great Lakes Dredge & Dock Corporation, Insteel Industries, Inc., L.B. Foster Company, Lindsay Corporation, Luxfer Holdings, PLC, Mueller Water Products, Inc., NN, Inc., and Orion Group Holdings, Inc. In 2024, Concrete Pumping Holdings, Inc. and Great Lakes Dredge & Dock Corporation were added to offset a peer lost in 2023 due to market consolidation, and Ampco-Pittsburgh Corporation was removed due to what was perceived to be a sustained change in their valuation, resulting in less comparability to the Company and its peer group. The Company feels that the addition of these new peers is appropriate due to their similar market capitalization and their participation in concrete and water adjacent industries. If these changes had not been made, the peer group TSR shown in the table above would have been $116.64 in 2020, $134.40 in 2021, $116.71 in 2022, $145.93 in 2023, and $184.96 in 2024.

(5)

EBITDA Margin is supplemental to this disclosure and represents EBITDA as a percentage of total net sales. The Company’s method for calculating EBITDA is to deduct depreciation, amortization, and interest income and expense from the Company’s reported income before income taxes. From that, adjustments to EBITDA are occasionally necessary to consider unusual events or other timing differences. These items typically align with the types of adjustments provided for in the Reconciliation of Non-GAAP Measures which can be found in the Company’s quarterly earnings releases. When the Company adjusts financial measures such as EBITDA, those are considered equally for bonus programs affecting all employees, and as they relate to the compensation of the PEO and other NEOs, require the explicit approval of the Company’s Compensation Committee.

Non-PEO NEO Average Total Compensation Amount	$ 1,192,294	931,155	976,283	758,955	675,609
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,765,030	840,299	1,114,471	723,332	757,896
Compensation Actually Paid vs. Total Shareholder Return
RELATIONSHIP BETWEEN COMPENSATION ACTUALLY PAID AND FINANCIAL PERFORMANCE

Compensation Actually Paid and Total Shareholder Return

The Company achieved new annual records in revenue (under the current configuration of business segments), gross profit, and gross margin in 2024. Both of the Company’s operating segments posted record revenues. The operating results were driven by improved markets for steel pressure pipe and continued strength in demand for the Company’s precast concrete products in the Utah market. Compensation actually paid continues to move in relation with TSR.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid, Net Income, and Net Income Before Income Tax (“NIBT”)

Compensation actually paid continues to move in relation with the Company’s profitability. The design of the Company’s bonus programs are heavily weighted toward obtaining threshold, target, and maximum NIBT levels for the cash-based incentive compensation plan. In addition to NIBT, the Company has placed added emphasis on free cash flow and employee health and safety. In 2024, the Company achieved a new record in its safety performance.

| Notice and Proxy Statement | 2025

Compensation Actually Paid vs. Company Selected Measure
PROPOSAL #2: ADVISORY VOTE ON EXECUTIVE COMPENSATION

Compensation Actually Paid and EBITDA Margin

In addition to cash-based incentive programs, the Company has set long-term goals associated with realizing improved EBITDA Margin, which is the metric for which the Company’s long-term share-based incentive compensation is measured. Since instituting greater focus on this metric, the Company has added new business units through the acquisitions of Geneva and ParkUSA, which due to greater diversification, has resulted in an enterprise with greater resilience to headwinds in markets or geographies. With the change to a fundamentally different company, the Compensation Committee has increased the compensation program’s target and maximum measures for the compensation program, maintaining an appropriate balance between rewarding employees and its valued shareholders.

Total Shareholder Return Vs Peer Group
RELATIONSHIP BETWEEN TOTAL SHAREHOLDER RETURN OF THE COMPANY AND THE PEER GROUP

The Company chose its Peer Group based on relative size as well as industries served. Due to the broader product offerings at ParkUSA, the Company includes digital water companies, which tend to earn a higher trading valuation. The Company believes these peers are representative based on the strategic transformation that the Company aspires to realize from recent and future acquisitions coupled with organic growth of the ParkUSA products.

Peer Group TSR is calculated from peer performance weighted on relative size based on market capitalization. Evaluated against the eleven peers, Northwest Pipe Company’s rankings excelled in 2024, ranking first for the single year as its share price increased to $48.26 at December 31, 2024 from $30.26 per share as of December 29, 2023. Over the five-year period, the Company ranked third in TSR and was outperformed by two larger peers.

While proud of the Company’s record performance in 2024, the Company believes there is potential for greater shareholder returns when commercial construction markets in Texas stabilize.

| Notice and Proxy Statement | 2025

Tabular List, Table

TABULAR LIST OF THE MOST IMPORTANT MEASURES

The only performance measures used by the Company to link executive compensation actually paid to Company performance during the year ended December 31, 2024, in no particular order, are:

•	Net Income Before Income Tax
•	Earnings Before Interest, Income Taxes, Depreciation, and Amortization Margin (EBITDA Margin)
•	Total Recordable Incident Rate
•	Free Cash Flow

Total Shareholder Return Amount	$ 144.88	90.84	101.17	95.47	84.96
Peer Group Total Shareholder Return Amount	176.1	139.43	110.84	135.23	114.68
Net Income (Loss)	$ 34,206,000	$ 21,072,000	$ 31,149,000	$ 11,523,000	$ 19,050,000
Company Selected Measure Amount	42,371,000	29,279,000	41,350,000	15,158,000	25,634,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income Before Income Tax
Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount	0.136	0.114	0.136	0.095	0.144
Name	Earnings Before Interest, Income Taxes, Depreciation, and Amortization Margin (EBITDA Margin)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Recordable Incident Rate
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow